Stockholders' Deficit (Details 1) - Stock Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options/Warrant, Outstanding	46,193,779	2,250,000	500,000
Options, Granted		15,499,990	1,750,000
Options, Exercised
Options, Cancelled/Modified		(100,000)
Options/Warrant, Outstanding	62,016,795	46,193,779	2,250,000
Options, Exercisable		8,983,322	2,200,000
Outstanding options held by related party		17,429,990	2,250,000
Exercisable options held by related party		8,843,322	2,200,000
Weighted Average Exercise Price, Outstanding	$ 0.24	$ 0.34	$ 0.25
Weighted Average Exercise Price, Granted		0.43	0.36
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Cancelled/Modified		0.40
Weighted Average Exercise Price, Outstanding	$ 0.24	0.24	0.34
Weighted Average Exercise Price, Exercisable		0.27	0.30
Weighted Average Exercise Price Outstanding options held by related party		0.42	0.34
Weighted Average Exercise Price Exercisable options held by related party		$ 0.27	$ 0.30
Weighted Average Remaining Contractual Life (in years), Outstanding		4 years 4 months 17 days	4 years 11 months 4 days
Weighted Average Remaining Contractual Life (in years), Granted		5 years	5 years
Weighted Average Remaining Contractual Life (in years), Outstanding		4 years 3 months 8 days	4 years 4 months 17 days
Weighted Average Remaining Contractual Life (in years), Exercisable		4 years 1 month 24 days	4 years 4 months 17 days
Weighted Average Remaining Contractual Life (in years), Outstanding options held by related party		4 years 7 months 24 days	4 years 4 months 17 days
Weighted Average Remaining Contractual Life (in years), Exercisable options held by related party		4 years 1 month 24 days	4 years 4 months 17 days